COMMITMENTS AND CONTINGENCIES (Details Textual) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Commitments And Contingencies [Line Items]
Capital commitments	$ 110,681	$ 62,885
Labor Proceedings [Member]
Disclosure Of Commitments And Contingencies [Line Items]
Legal Proceedings	105,748	30,358
Civil Proceedings [Member]
Disclosure Of Commitments And Contingencies [Line Items]
Legal Proceedings	453,592	432,334
Administrative And Other Proceedings [Member]
Disclosure Of Commitments And Contingencies [Line Items]
Provisions for administrative and other proceedings	$ 81,117	$ 42,723